CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net (loss)/income				$ 287,587	¥ 1,977,306			¥ 240,352		¥ (117,939)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Accrued convertible loans interest expense								67,270		45,268
Amortization of debt issuance cost				339	2,332			4,597		10,880
Change in fair value of servicing rights								12,741		3,535
Share-based compensation expenses				17,837	122,636			75,736		23,999
Depreciation and amortization				4,421	30,398			18,859		4,586
Provision for credit losses of financing receivables				128,581	884,056			611,869		236,611
Provision for credit losses of contract assets and service fees receivable				5,564	38,254
Inventory impairment charges/(reversals)				(485)	(3,334)			1,764		1,688
Net change in fair value of financial guarantee derivatives				(28,656)	(197,027)			(47,355)		5,942
Net gain on guarantee liabilities				(15,754)	(108,316)
Deferred income tax				8,461	58,176			3,564		47,054
Investment-related impairment				2,213	15,215			932		5,635
Investment income				(2,728)	(18,753)
Share of results of an equity investee								2,028		1,640
Foreign exchange (gain)/ loss				709	4,876			(2,090)
Changes in operating assets and liabilities:
Financing receivables related to online direct sales				31,918	219,450			231,840		(253,660)
Accrued interest receivable				6,789	46,679			(56,474)		(47,628)
Prepaid expenses and other current assets				(19,821)	(136,276)			(173,026)		(8,356)
Amounts due from related parties				1,374	9,447			1,726		1,487
Risk safeguard fund receivable				(77,683)	(534,112)
Contract assets and service fees receivable				(142,820)	(981,958)
Inventories				6,951	47,791			4,287		(65,097)
Other assets				592	4,071			(33,263)
Accounts payable				(9,065)	(62,329)			125,474		41,942
Amounts due to related parties								(92,597)		(84,411)
Accrued interest payable				(15,732)	(108,166)			156,453		66,831
Risk safeguard fund payable				85,444	587,471
Accrued expenses and other current liabilities				130,438	896,823			507,638		459,832
Net cash provided by operating activities				406,474	2,794,710			1,662,325		379,839
Cash flows from investing activities:
Cash paid on long-term investments				(17,453)	(120,000)			(2,832)		(13,333)
Purchases of property, equipment and software				(7,887)	(54,226)			(37,844)		(32,147)
Financing receivables originated (excluding receivables related to online direct sales)				(1,978,920)	(13,606,064)			(24,002,518)		(12,004,213)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)				2,577,433	17,721,142			19,053,601		7,702,963
Placement of restricted time deposits				(87,955)	(604,736)			(10,850)		(9,000)
Withdrawal of restricted time deposits				38,961	267,874			12,500
Net cash (used in)/provided by investing activities				524,179	3,603,990			(4,987,943)	[1]	(4,355,730)	[1]
Cash flows from financing activities:
Proceeds from borrowings				121,300	834,000			232,000		80,000
Principal payments on borrowings				(82,440)	(566,819)			(132,969)		(8,202)
Proceeds from Funding Debts				2,169,757	14,918,165			18,204,825		15,432,174
Principal payments on Funding Debts				(3,033,807)	(20,858,941)			(14,541,577)		(11,589,727)
Proceeds from issuances of convertible loans										654,680
Payment of debt issuance cost				(93)	(636)			(1,696)		(21,055)
Proceeds from initial public offering, net of issuance costs	$ 14,700	¥ 95,100					$ 100,100	651,250
Proceeds from share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs				13,835	95,125
Exercise of share-based awards				2	14
Payment of initial public offering expenses				(5,585)	(38,399)
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders				24,840	170,790			49,775
Repayment of liabilities to Pre-IPO Series C-1 preferred shareholders				(24,906)	(171,240)			(50,000)
Repurchase of Pre-IPO Preferred Shares										(87,923)
Net cash provided by/(used in) financing activities				(817,097)	(5,617,941)			4,411,608		4,459,947
Effect of exchange rate changes on cash and cash equivalents and restricted cash				(2,750)	(18,911)			(3,179)		6,718
Net increase/(decrease) in cash and cash equivalents and restricted cash				110,806	761,848			1,082,811	[1]	490,774	[1]
Cash and cash equivalents and restricted cash at beginning of the year	252,387	1,735,286	[1]	252,387	1,735,286	[1]		652,475	[1]	161,701	[1]
Cash and cash equivalents at beginning of the year	163,839	1,126,475		163,839	1,126,475			479,605		135,371
Restricted cash at beginning of the year	$ 88,548	¥ 608,811		88,548	608,811			172,870		26,330
Cash and cash equivalents and restricted cash at end of the year				363,193	2,497,134		252,387	1,735,286	[1]	652,475	[1]
Cash and cash equivalents at end of the year				167,012	1,148,292		163,839	1,126,475		479,605
Restricted cash at end of the year				196,181	1,348,842		$ 88,548	608,811		172,870
Supplemental disclosure of cash flows information
Cash paid for interest expense				3,704	25,468			4,580		1,132
Cash paid for income tax expense				26,909	185,015			57,924
Non-cash investing and financing activities
Pre-IPO Preferred Shares redemption value accretion								82,117		¥ 62,299
Conversion of convertible loans into Pre-IPO Preferred Shares								764,703
Conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares								¥ 1,498,248
Long-term investments financed by accrued expenses and other current liabilities				$ 5,296	¥ 36,414

[1]	Recast to reflect the adoption of Accounting Standards Update ("ASU") No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (Note 2(p)).